UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2010

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Hennessy Total Return Fund
Schedule of Investments
July 31, 2010 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 71.98%
Consumer Discretionary - 11.17%
Home Depot, Inc.	87,600	$2,497,476
McDonald's Corp.	48,600	3,388,878
		5,886,354
Consumer Staples - 10.38%
Coca Cola Co.	35,900	1,978,449
Kraft Foods, Inc. - Class A	119,500	3,490,595
		5,469,044
Energy - 6.93%
Chevron Corp.	47,900	3,650,459
Health Care - 17.52%
Johnson & Johnson	41,300	2,399,117
Merck & Co., Inc.	98,800	3,404,648
Pfizer, Inc.	228,600	3,429,000
		9,232,765
Industrials - 2.21%
Boeing Co.	17,100	1,165,194
Information Technology - 1.08%
Intel Corp.	27,700	570,620
Materials - 8.64%
EI Du Pont de Nemours & Co.	112,000	4,555,040
Telecommunication Services - 14.05%
AT&T, Inc.	140,500	3,644,570
Frontier Communications Corp.	25,464	194,545
Verizon Communications, Inc.	122,700	3,565,662
		7,404,777
TOTAL COMMON STOCKS (Cost $38,887,817)		$37,934,253
	Number of
	Shares	Value
SHORT-TERM INVESTMENTS - 60.37%
Money Market Funds - 5.36%
Federated Government Obligations Fund - Institutional Class
0.062% (a)	407,056	$407,056
Fidelity Government Portfolio - Institutional Class
0.077% (a)	2,416,102	2,416,102
TOTAL MONEY MARKET FUNDS (Cost $2,823,158)		$2,823,158
	Principal
	Amount	Value
U.S. Treasury Bills - 55.01%
United States Treasury Bill
0.000%, 09/16/2010 (b)	$29,000,000	$28,997,035
TOTAL U.S. TREASURY BILLS (Cost $28,997,035)		28,997,035
TOTAL SHORT-TERM INVESTMENTS (Cost $31,820,193)		$31,820,193
Total Investments (Cost $70,708,010) - 132.35%		$69,754,446
Liabilities in Excess of Other Assets - (32.35)%		(17,049,174)
TOTAL NET ASSETS - 100.00%		$52,705,272

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of July 31, 2010.
(b)	Collateral or partial collateral for securities sold subject to repurchase.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$71,115,233
	Gross unrealized appreciation	2,317,239
	Gross unrealized depreciation	(3,678,026)
	Net unrealized depreciation	$(1,360,787)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statementssection in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,886,354	$ -	$ -	$ 5,886,354
Consumer Staples	5,469,044	-	-	5,469,044
Energy	3,650,459	-	-	3,650,459
Health Care	9,232,765	-	-	9,232,765
Industrials	1,165,194	-	-	1,165,194
Information Technology	570,620	-	-	570,620
Materials	4,555,040	-	-	4,555,040
Telecommunication Services	7,404,777	-	-	7,404,777
Total Equity	$ 37,934,253	$ -	$ -	$ 37,934,253

Short-Term Investments	$ 2,823,158	$ 28,997,035	$ -	$ 31,820,193

Total Investments in Securities	$ 40,757,411	$ 28,997,035	$ -	$ 69,754,446

Hennessy Total Return Fund
Schedule of Reverse Repurchase Agreements
July 31, 2010 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
UBS Financial Services, Inc.	0.33%	6/11/2010	9/16/2010	$ 17,105,696	$ 19,000,000
				$ 17,105,696	$ 19,000,000

As of July 31, 2010, the fair value of securities held as collateral on reverse repurchase agreeements was $28,997,035, as noted on the Schedule of Investments.

Hennessy Balanced Fund
Schedule of Investments
July 31, 2010 (Unaudited)

	Number of
	Shares	Value
COMMON STOCKS - 50.56%
Consumer Discretionary - 9.43%
Home Depot, Inc.	17,500	$498,925
McDonald's Corp.	8,750	610,138
		1,109,063
Consumer Staples - 7.62%
Coca Cola Co.	5,700	314,127
Kraft Foods, Inc. - Class A	19,950	582,739
		896,866
Energy - 5.15%
Chevron Corp.	7,950	605,869
Health Care - 9.16%
Johnson & Johnson	750	43,568
Merck & Co., Inc.	15,550	535,853
Pfizer, Inc.	33,250	498,750
		1,078,171
Industrials - 2.28%
Boeing Co.	2,000	136,280
Caterpillar, Inc.	1,900	132,525
		268,805
Information Technology - 0.72%
Intel Corp.	4,100	84,460
Materials - 5.86%
EI Du Pont de Nemours & Co.	16,950	689,357
Telecommunication Services - 10.34%
AT&T, Inc.	23,150	600,511
Frontier Communications Corp.	4,788	36,580
Verizon Communications, Inc.	19,950	579,747
		1,216,838
TOTAL COMMON STOCKS (Cost $6,095,798)		$5,949,429
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 48.96%
U.S. Treasury Bills - 47.26%
4.125%, 08/15/2010	$1,000,000	$1,001,524
4.250%, 10/15/2010	900,000	907,489
1.250%, 11/30/2010	1,100,000	1,103,953
4.250%, 01/15/2011	700,000	712,825
5.000%, 02/15/2011	1,300,000	1,333,414
0.875%, 04/30/2011	200,000	200,914
0.875%, 05/31/2011	300,000	301,477
		5,561,596
TOTAL U.S. TREASURY BILLS (Cost $5,559,217)		$5,561,596
	Number of
	Shares	Value
Money Market Funds - 1.70%
Fidelity Government Portfolio - Institutional Class
0.077% (a)	199,388	$199,388
TOTAL MONEY MARKET FUNDS (Cost $199,388)		$199,388
TOTAL SHORT-TERM INVESTMENTS (Cost $5,758,605)		$5,760,984
Total Investments (Cost $11,854,403) - 99.52%		$11,710,413
Other Assets in Excess of Liabilities - 0.48%		56,708
TOTAL NET ASSETS - 100.00%		$11,767,121

Footnotes

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund's 7-day yield as of July 31, 2010.

The cost basis of investments for federal income tax purposes at July 31, 2010 was as follows*:

	Cost of investments	$11,865,013
	Gross unrealized appreciation	429,944
	Gross unrealized depreciation	(584,544)
	Net unrealized depreciation	$(154,600)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements

Summary of Fair Value Exposure at July 31, 2010
The fund has adopted authoritative fair valuation accounting standards which establish an an authoritative definition of fair value and set out a heirarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

The fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.
Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered  market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund's own assumptions  that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the fund's net assets as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 1,109,063	$ -	$ -	$ 1,109,063
Consumer Staples	896,866	-	-	896,866
Energy	605,869	-	-	605,869
Health Care	1,078,171	-	-	1,078,171
Industrials	268,805	-	-	268,805
Information Technology	84,460	-	-	84,460
Materials	689,357	-	-	689,357
Telecommunication Services	1,216,838	-	-	1,216,838
Total Equity	$ 5,949,429	$ -	$ -	$ 5,949,429

Short-Term Investments	$ 199,388	$ 5,561,596	$ -	$ 5,760,984

Total Investments in Securities	$ 6,148,817	$ 5,561,596	$ -	$ 11,710,413

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Hennessy Funds, Inc.

By (Signature and Title)              /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date             9/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date              9/22/10

By (Signature and Title)*           /s/ Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date              9/22/10